Other information (Details 2)	12 Months Ended
	Dec. 31, 2019 shares € / shares		Dec. 31, 2018 shares € / shares
Equity settled share-based payment arrangement
Statement Line Items [Line Items]
Outstanding, beginning | shares	289,309		533,820
Exercised | shares	140,876		244,511
Outstanding, ending | shares	148,433		289,309
Exercisable | shares	148,433		289,309
Outstanding, beginning | € / shares	€ 0.01		€ .01
Exercised | € / shares	0.01		.01
Outstanding, ending | € / shares	0.01		0.01
Exercisable | € / shares	€ .01		€ .01
2016 Plan
Statement Line Items [Line Items]
Outstanding, beginning | shares	1,181,484		1,239,252
Exercised | shares	0		57,768
Outstanding, ending | shares	1,181,484		1,181,484
Exercisable | shares	1,181,484		1,181,484
Outstanding, beginning | € / shares	€ 7.81		€ 7.81
Exercised | € / shares			7.81
Outstanding, ending | € / shares	2.98	[1]	7.81
Exercisable | € / shares	€ 2.98	[1]	€ 7.81
2017 Long term incentive plan
Statement Line Items [Line Items]
Outstanding, beginning | shares	2,051,009		1,869,192
Granted | shares	242,450		208,073
Forfeited | shares	112,354		26,256
Outstanding, ending | shares	2,181,105		2,051,009
Exercisable | shares	1,319,548		626,933
Outstanding, beginning | € / shares	€ 3.16	[2]	€ 2.79	[1]
Granted | € / shares	2.91	[3]	5.05	[4]
Forfeited | € / shares	5.51	[5]	2.84	[1]
Outstanding, ending | € / shares	3.06	[6]	3.16	[2]
Exercisable | € / shares	€ 3.13	[7]	€ 2.93	[1]

[1]	$3.35
[2]	$3.61
[3]	$3.25
[4]	$5.96
[5]	$6.17
[6]	$3.44
[7]	$3.52